Other Operating Income and Expenses - Details of Other Operating Income and Expenses (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Operating Income:
Gain on disposal of property and equipment and intangible assets	₩ 8,942	₩ 38,933	₩ 13,991
Others	94,288	33,017	18,006
Other operating income	103,230	71,950	31,997
Other Operating Expenses:
Communication	43,606	35,507	27,973
Utilities	320,474	297,049	299,825
Taxes and dues	44,761	37,290	27,819
Repair	358,758	353,321	333,101
Research and development	391,327	387,675	395,276
Training	35,004	35,574	32,853
Bad debt for accounts receivable - trade	28,841	38,211	34,584
Travel	30,746	27,910	24,095
Supplies and other	259,155	130,008	111,170
Loss on disposal of property and equipment and intangible assets	56,248	87,257	60,086
Impairment loss on other investment securities	1,670	3,157	9,003
Impairment loss on property and equipment and intangible assets	65,935	255,839	54,946
Donations	17,557	59,012	112,634
Bad debt for accounts receivable - other	5,802	7,718	5,793
Others	65,015	26,876	101,589
Other operating expenses	₩ 1,724,899	₩ 1,782,404	₩ 1,630,747